EQUITY (Details Narrative)		1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2014 shares $ / shares	Apr. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 shares	Apr. 08, 2014 shares	Jun. 30, 2012 shares	Dec. 31, 2011 shares
Number of previously common shares authorized							15,000,000
Number of common shares authorized			300,000,000	300,000,000	300,000,000		24,000,000
Proceeds from issuance of shares | $					$ 18,255,444
Common stock, par value | $ / shares			$ 0.001	$ 0.001	$ 0.001
Number of preferred stock authorized			10,000,000	10,000,000	10,000,000
Preferred stock, par value | $ / shares			$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued			0	0	0
Proceeds from Issuance of Convertible Preferred Stock | $					$ 750,000
Pre Amendment [Member]
Number of common shares authorized							15,000,000
Post Amendment [Member]
Number of common shares authorized							24,000,000
Private Placement Offering and Agent Warrants [Member]
Number of common shares issued				23,549,510	23,549,510
Warrants Issued to Investors in Private Placement Offering [Member]
Exercise price (in dollars per share) | $ / shares	$ 2.00
Number of common shares issued	21,549,510
Warrants Issued to Placement Agents in Private Placement Offering [Member]
Exercise price (in dollars per share) | $ / shares	$ 1.00
Number of common shares issued	2,000,000
Warrants Associated with Convertible Promissory Notes [Member]
Exercise price (in dollars per share) | $ / shares		$ 0.245
Number of common shares issued		694,443
Warrants Issued to Executive Officers [Member]
Exercise price (in dollars per share) | $ / shares		$ 2.125
Warrants Issued to Placement Agent [Member]
Exercise price (in dollars per share) | $ / shares		$ 2.125
Post-Merger [Member] | Enumeral Acquisition Corp [Member]
Conversion ratio	1.102121
Number of shares converted	4,940,744
Post-Merger [Member] | Enumeral Acquisition Corp [Member] | Convertible Debt [Member]
Number of shares issued on note conversion	3,230,869
Merger Agreement [Member]
Number of common shares authorized	300,000,000
Common stock, par value | $ / shares	$ 0.001
Number of preferred stock authorized	10,000,000
Preferred stock, par value | $ / shares	$ 0.001
Series B Preferred Stock [Member]
Issuance costs | $		$ 418,390
Preferred stock, shares issued		948,823
Equity issuance, price per share | $ / shares		$ 2.125
Proceeds from Issuance of Convertible Preferred Stock | $		$ 1,597,860
Series B Preferred Stock [Member] | Two Executive Officer [Member]
Number of common shares issued		105,881
Common Stock [Member]
Number of shares issued					21,549,510
Proceeds from issuance of shares | $					$ 21,549
Number of common shares issued									23,549,510
Conversion ratio					1.102121
Number of shares issued					4,940,744
Number of shares issued upon conversion of convertible note and accrued interest						3,663,177
Common Stock [Member] | Warrants Issued to Investors in Private Placement Offering [Member]
Number of common shares issued	309,967
Common Stock [Member] | Warrants Issued to Executive Officers [Member]
Number of common shares issued	309,967
Common Stock [Member] | Merger [Member]
Number of shares issued upon conversion of convertible note and accrued interest					3,230,869
Placement Agent [Member]
Placement fee paid in cash | $		$ 81,000
Two Executive Officers [Member] | Warrant [Member]
Number of common shares issued		309,966
Placement Agents [Member]
Issuance costs | $		$ 81,000
Placement Agents [Member] | Series B Preferred Stock [Member]
Exercise price (in dollars per share) | $ / shares		$ 2.125
Number of common shares issued		38,259
Term of warrants		5 years
Series B Convertible Preferred Stock [Member]
Number of shares issued		948,823
Share price (in dollars per share) | $ / shares		$ 2.125
Proceeds from issuance of shares | $		$ 1,597,860
Issuance costs | $		$ 418,390
Series B Convertible Preferred Stock [Member] | Post-Merger [Member] | Enumeral Acquisition Corp [Member]
Conversion ratio	2.927509
Number of shares converted	2,777,687
Series B Convertible Preferred Stock [Member] | Placement Agent [Member] | Warrant [Member]
Number of shares issued		38,259
Exercise price (in dollars per share) | $ / shares		$ 2.125
Term of warrants		5 years
Series B Convertible Preferred Stock [Member] | Two Executive Officers [Member] | Warrant [Member]
Number of shares issued		105,881
Series A Convertible Preferred Stock [Member]
Number of common shares issued								41,659
Conversion ratio					1.598075
Number of shares issued					4,421,744
Series A Convertible Preferred Stock [Member] | Post-Merger [Member] | Enumeral Acquisition Corp [Member]
Conversion ratio	1.598075
Number of shares converted	4,421,744
Series A Convertible Preferred Stock [Member] | Warrant [Member]
Number of shares issued			41,659	41,659
Series A-1 Convertible Preferred Stock [Member] | Post-Merger [Member] | Enumeral Acquisition Corp [Member]
Conversion ratio	1.790947
Number of shares converted	3,666,428
Series A-2 Preferred Stock [Member] | Post-Merger [Member] | Enumeral Acquisition Corp [Member]
Conversion ratio	1.997594
Number of shares converted	3,663,177
Series AOne Convertible Preferred Stock [Member]
Conversion ratio					1.790947
Number of shares issued					3,666,428
Series ATwo Convertible Preferred Stock [Member]
Conversion ratio					1.997594
Number of shares issued					3,663,177
Series B Preferred Stock [Member]
Conversion ratio					2.927509
Number of shares issued					2,777,687
Series B Preferred Stock [Member] | Warrants Issued to Executive Officers [Member]
Number of common shares issued		105,881
Series B Preferred Stock [Member] | Warrants Issued to Placement Agent [Member]
Number of common shares issued		38,259